Organization and Nature of Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization and Nature of Business Operations [Abstract]
ORGANIZATION AND NATURE OF BUSINESS OPERATIONS

NOTE 1 — ORGANIZATION AND NATURE OF BUSINESS OPERATIONS

BRC Group Holdings, Inc. (f/k/a B. Riley Financial, Inc.) and its subsidiaries (collectively, the “Company”) provide investment banking, brokerage, wealth management, asset management, direct lending, and business advisory services to a broad client base spanning public and private companies, financial sponsors, investors, financial institutions, legal and professional services firms, and individuals. The Company also has a portfolio of communication related businesses that provide consumer internet access and cloud communication services, Tiger US Holdings, Inc. (“Targus”), which designs and sells laptop and computer accessories, and E-Commerce, a technology platform provider that delivers Commerce-as-a-Service (“CaaS”) solutions for apparel brands and other retailers.

The Company operates in five reportable operating segments: (i) Capital Markets, through which the Company provides investment banking, corporate finance, securities lending, restructuring, research, sales and trading services to corporate and institutional clients; (ii) Wealth Management, through which the Company provides wealth management and tax services to corporate and high-net-worth clients; (iii) Communications, through which the Company provides consumer Internet access and related subscription services, cloud communication services, and mobile phone voice, text, and data services and devices; (iv) Consumer Products, which generates revenue through sales of laptop and computer accessories; and (v) E-Commerce, which is a technology platform provider that delivers CaaS solutions for apparel brands and other retailers.

As discussed below, the Company’s previously reported Financial Consulting segment met the requirements to be classified as discontinued operations. The financial results of this business whose disposal represents a strategic shift that has, or will have, a major effect on our operations and the financial results are reported as discontinued operations in the accompanying condensed statements of operations, and the assets and liabilities are reflected as amounts held for sale in the accompanying condensed balance sheets. Certain prior-year amounts have also been reclassified to conform to the current-year’s presentation as a result of discontinued operations. The Company’s reporting segments have also been changed for the effects of the discontinued operations. For more information, see Note 4 — Discontinued Operations and Assets Held for Sale.

Recent Developments

On October 31, 2024, the Company signed a definitive agreement to sell a portion of the Company’s (W-2) Wealth Management business to Stifel Financial Corp. (“Stifel”). The sale (the “Wealth Management Transaction”) was completed on April 4, 2025 for net cash consideration based on the 36 financial advisors that joined Stifel at closing. The Company determined that the assets and liabilities associated with the Wealth Management Transaction met the criteria to be classified as held for sale, as discussed in Note 4 — Discontinued Operations and Assets Held for Sale, and was included in Assets Held for Sale in the consolidated balance sheets as of December 31, 2024.

On March 3, 2025, the Company and BR Financial Holdings, LLC (“BRFH”), a wholly owned subsidiary of the Company, B. Riley Environmental Holdings, LLC and other indirect subsidiaries of the Company which included Atlantic Coast Recycling, LLC (“Atlantic Coast Recycling”), Atlantic Coast Recycling of Ocean County, LLC, (“Atlantic Coast Recycling of Ocean County” and, together with Atlantic Coast Recycling, the “Atlantic Companies”), entered into a Membership Interest Purchase Agreement, dated as of March 1, 2025 (the “MIPA”), whereby all of the issued and outstanding membership interests in each of the Atlantic Companies (the “Interests”) owned by BRFH and the minority holders were sold to a third party for an agreed upon purchase price subject to certain adjustments and holdback amount pending receipt of a certain third party consent. Net cash proceeds received as a result of the sale were net of adjustments for amounts allocated to non-controlling interests, repayment of contingent consideration, transaction costs and other items directly attributable to the closing of the transaction. The Company recognized a gain of $52,430 in connection with the sale, which is included in the “Gain on sale and deconsolidation of businesses” line item on the accompanying unaudited condensed consolidated statements of operations for the nine months ended September 30, 2025. The Company determined that the assets and liabilities associated with the Atlantic Coast Recycling transaction met the criteria to be classified as held for sale, as discussed in Note 4 — Discontinued Operations and Assets Held for Sale, and were properly classified in the consolidated balance sheet as of December 31, 2024.

On June 27, 2025, the Company signed an equity purchase agreement to sell all of the membership interests of its wholly owned subsidiary, GlassRatner Advisory & Capital Group, LLC, a Delaware limited liability company (“GlassRatner”), and B. Riley Farber Advisory Inc., an Ontario corporation (“Farber”). The aggregate cash consideration paid by the buyers for the interests of GlassRatner and shares of Farber was $117,800, which is based on a target closing working capital amount that is subject to adjustment within 180-days following the sale date. Upon closing the transaction, the Company recognized a gain of $66,795, which is included in the “Income from discontinued operations, net of income taxes” line item on the accompanying unaudited condensed consolidated statements of operations for the nine months ended September 30, 2025. The Company also entered into a transition services agreement with the buyer to provide certain services. Management concluded that the sale of the GlassRatner business represented a strategic shift that had a major effect on the Company’s operations in 2025 and met the criteria for discontinued operations and, as such, have been excluded from continuing operations in the periods presented as more fully described in Note 4 — Discontinued Operations and Assets Held for Sale.

Name Change

On January 1, 2026, the Company’s previously announced name change became effective. The name of the Company is now BRC Group Holdings, Inc. Our trading symbol (“RILY”) and our CUSIP (05580M108) remain the same.

Liquidity

For the nine months ended September 30, 2025, the Company generated net income of $220,579. During the nine months ended September 30, 2025, the Company completed the sale of the Company’s majority owned subsidiary Atlantic Coast Recycling, LLC on March 3, 2025 for proceeds of approximately $68,638, as more fully described above. The Company also completed (a) the sale of the Wealth Management Transaction for $26,037 on April 4, 2025, as more fully described in Note 4 — Discontinued Operations and Assets Held for Sale, and (b) the Company’s financial consulting business on June 27, 2025 for $117,800 as more fully described above.

As discussed in more detail in Note 12 — Senior Notes Payable, during the nine months ended September 30, 2025, the Company completed five private exchange transactions with institutional investors pursuant to which aggregate principal amounts of approximately $115,844 of the 5.50% Senior Notes due March 2026, $2,061 of the 6.50% Senior Notes Payable due September 2026, $146,448 of the 5.00% Senior Notes due December 2026, $51,135 of the 6.00% Senior Notes due January 2028, and $39,485 of the 5.25% Senior Notes due August 2028 (collectively, the “Exchanged Notes”) owned by the investors were exchanged for approximately $228,423 aggregate principal amount of 8.00% Senior Secured Second Lien Notes due 2028 (the “New Notes”), whereupon the Exchanged Notes were cancelled.

After the completion of the Exchanged Notes described above, the Company has approximately $101,596 of 5.50% Senior Notes due March 31, 2026, $178,471 of 6.50% Senior Notes due September 30, 2026, and $178,266 of 5.00% Senior Notes due December 31, 2026 as more fully described in Note 12 — Senior Notes Payable. The Company believes that the current cash and cash equivalents, securities and other investments owned, and funds available under our credit facilities will be sufficient to meet our working capital, capital expenditure requirements, and debt service obligations due the next 12 months from issuance date of the accompanying financial statements.

Nasdaq Compliance

On November 21, 2025, the Company received a Staff Determination Letter (“November Determination Letter”) from the Nasdaq Listing Qualifications Staff (the “Staff”) based on the Company’s non-compliance with Nasdaq Listing Rule 5250(c)(1) (the “Filing Rule”), as previously notified by the Staff on April 3, 2025, May 21, 2025, August 20, 2025 and October 1, 2025 (together, the “Prior Determination Letters”). The basis for the Prior Determination Letters was that the Company had not yet filed its Form 10-K for the fiscal year ended December 31, 2024 and its Quarterly Reports on Form 10-Q for the periods ended March 31, 2025 (the “Q1 Report”) and June 30,

2025 (the “Q2 Report”) with the U.S. Securities and Exchange Commission (the “SEC”). The Company filed its Form 10-K for the fiscal year ended December 31, 2024 on September 19, 2025 and its Q1 Report on November 18, 2025. The basis for the November Determination Letter was that the Company has not yet filed its Quarterly Report on Form 10-Q for the period ended September 30, 2025 (the “Q3 Report”).

The Prior Determination Letter received on October 1, 2025 noted that, after the Staff’s review of the materials submitted by the Company on September 4, 2025 and September 19, 2025 (the “Updated Plan of Compliance”), it lacked the discretion within Nasdaq’s rules to grant the Company a further exception beyond the September 29, 2025 deadline that was previously granted to regain compliance with the Filing Rule. The November Determination Letter and Prior Determination Letters did not result in the suspension of trading or delisting of the Company’s securities.

The Prior Determination Letters notified the Company that it may request a hearing before a Nasdaq Hearings Panel (“Hearings Panel”), pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series. The Company timely submitted a request for a hearing on October 8, 2025, including continued listing of its securities pending the hearing and the Hearings Panel’s decision. A hearing before the Hearings Panel was held on November 4, 2025. On November 18, 2025, the Company received written notification (the “Decision Letter”) from the Hearings Panel notifying the Company of its decision to grant the Company’s request to continue its listing on The Nasdaq Stock Market (“Nasdaq” or the “Exchange”), subject to the Company’s meeting certain conditions outlined in the Decision Letter. In the Decision Letter, the hearings advisors noted that the Hearings Panel reviewed the information presented by the Company, detailing the compliance plan proposed by the Company, as well as all other correspondence previously submitted by the Company and the Staff.

The Hearings Panel granted the Company’s request for continued listing on Nasdaq, subject to filing with the SEC on or before (i) November 21, 2025, the Q1 Report, (ii) December 23, 2025, the Q2 Report, and (iii) January 20, 2026, the Q3 Report.

The Company filed with the SEC the Q1 Report on November 18, 2025, the Q2 Report on December 15, 2025 and this Q3 Report on the filing date hereof. The Company believes it has met all deadlines requested by the Hearings Panel in the Decision Letter. The Hearings Panel also made it a requirement during the exception period that the Company provides prompt notification of any significant events that occur during this time that may affect the Company’s compliance with Nasdaq requirements.

There can be no assurance that the Company will be able to file future reports timely or meet other Nasdaq continued listing requirements in the future.

NOTE 1 — ORGANIZATION AND NATURE OF BUSINESS OPERATIONS

BRC Group Holdings, Inc. (f/k/a B. Riley Financial, Inc.) and its subsidiaries (collectively, the “Company”) provide investment banking, brokerage, wealth management, asset management, direct lending, business advisory, valuation, and asset disposition services to a broad client base spanning public and private companies, financial sponsors, investors, financial institutions, legal and professional services firms, and individuals. The Company also has a portfolio of communication related businesses that provide consumer Internet access and cloud communication services, Tiger US Holdings, Inc. (“Targus”), which designs and sells laptop and computer accessories, and E-Commerce, technology platform provider that delivers Commerce-as-a-Service (“CaaS”) solutions for apparel brands and other retailers.

The Company operates in five reportable operating segments: (i) Capital Markets, through which the Company provides investment banking, corporate finance, securities lending, restructuring, research, sales and trading services to corporate and institutional clients; (ii) Wealth Management, through which the Company provides wealth management and tax services to corporate and high-net-worth clients; (iii) Communications, through which the Company provides consumer Internet access and related subscription services, cloud communication services, and mobile phone voice, text, and data services and devices; (iv) Consumer Products, which generates revenue through sales of laptop and computer accessories, and (v) E-Commerce, which is an e-commerce, technology platform provider that delivers CaaS solutions for apparel brands and other retailers.

Recent Developments

On October 25, 2024, the Company and its majority-owned subsidiary bebe stores, inc. (“bebe”) completed a transaction for their brand assets that included the sale of its equity interests in the assets and intellectual property related to the licenses of the bebe and Brookstone brands and a secured financing transaction for the Company’s interests in the assets and intellectual property related to the licenses of several brands, including Hurley, Justice, Scotch & Soda, Catherine Malandrino, English Laundry, Joan Vass, Kensie, Limited Too and Nanette Lepore (collectively, the “Brands Transaction”). On November 15, 2024, the Company completed the sale of a 52.6% ownership stake in the Appraisal and Valuation Services, Real Estate, and Retail, Wholesale & Industrial Solutions businesses (collectively, the “Great American Group Transaction”) to Oaktree Capital Management, L.P. and/or its affiliates (collectively, “Oaktree”), a global asset manager. Management concluded that these businesses represent a strategic shift that had a major effect on our operations and met the criteria for discontinued operations and, as such, have been excluded from continuing operations in the periods presented as more fully described in Note 4. Net (loss) income per share amounts are computed independently for net (loss) income from continuing operations, net (loss) income from discontinued operations and net loss attributable to the Company. As a result, the sum of per-share amounts may not equal the total. Unless otherwise indicated, information in these notes to consolidated financial statements relates to continuing operations.

On October 31, 2024, the Company signed a definitive agreement to sell a portion of the Company’s (W-2) Wealth Management business to Stifel Financial Corp. (“Stifel”). The sale was completed on April 4, 2025 for net cash consideration based on the 36 financial advisors that joined Stifel at closing. The Company determined that the assets and liabilities associated with the Wealth Management transaction met the criteria to be classified as held for sale, as discussed in Note 4, and properly classified in the consolidated balance sheets as of December 31, 2024.

On March 3, 2025, the Company and BR Financial Holdings, LLC, a wholly owned subsidiary of the Company (“BR Financial”), B. Riley Environmental Holdings, LLC and other indirect subsidiaries of the Company which included Atlantic Coast Recycling, LLC (“Atlantic Coast Recycling”), Atlantic Coast Recycling of Ocean County, LLC, (“Atlantic Coast Recycling of Ocean County” and, together with Atlantic Coast Recycling, the “Atlantic Companies”), entered into a Membership Interest Purchase Agreement, dated as of March 1, 2025 (the “MIPA”), whereby all of the issued and outstanding membership interests in each of the Atlantic Companies (the “Interests”) owned by BR Financial and the minority holders were sold to a third party for an agreed upon purchase price subject to certain adjustments and holdback amount pending receipt of a certain third party consent. Net cash proceeds received as a result of the sale were net of adjustments for amounts allocated to non-controlling interests, repayment of contingent consideration, transaction costs and other items directly attributable to the closing of the transaction. The Company determined that the assets and liabilities associated with the Atlantic Coast Recycling transaction met the criteria to be classified as held for sale, as discussed in Note 4, and properly classified in the consolidated balance sheets as of December 31, 2024.

On June 27, 2025, the Company signed an equity purchase agreement to sell all of the membership interests of its wholly owned subsidiary, GlassRatner Advisory & Capital Group, LLC, a Delaware limited liability company (“GlassRatner”), and B. Riley Farber Advisory Inc., an Ontario corporation (“Farber”). The aggregate cash consideration paid by the Buyers for the interests of GlassRatner and shares of Farber was $117,800, which is based on a target closing working capital amount that is subject to adjustment within 180-days following the sale date. In connection with the sale, the Company entered into a transition services agreement with the buyer to provide certain services. Management concluded that the sale of the GlassRatner business represented a strategic shift that had a major effect on the Company’s operations in 2025 and met the criteria for discontinued operations. These financial statements are being recast from their original reported amounts such to exclude the GlassRatner business from continuing operations in the periods presented as more fully described in Note 4 — Discontinued Operations and Assets Held for Sale.

Liquidity

For the year ended December 31, 2024, the Company incurred a net loss of $764,274 which includes fair value adjustments totaling $(509,954) related to the Company’s loss on the write-off of the equity investment in Freedom VCM Holdings, LLC (“Freedom VCM”) and the loan receivable from Vintage Capital Management, LLC. As more fully described in Note 25 — Subsequent Events, the Company entered into a new term loan facility on February 26, 2025 with Oaktree affiliated companies, with a maturity date of February 26, 2028 and the proceeds were primarily used to repay all amounts outstanding under the Nomura Credit Agreement as more fully described in Note 13 — Term Loans and Revolving Credit Facility.

The Company completed the Brands Transaction in October 2024 and the Great American Group Transaction in November 2024 as more fully discussed in Note 4. The proceeds from these transactions were used for general working capital purposes, make principal payments on the term loan with Nomura, and retire all of the $145,211 of outstanding 6.375% senior notes due February 28, 2025. The Company also completed the sale of the Company’s majority owned subsidiary Atlantic Coast Recycling, LLC on March 3, 2025 for proceeds of approximately $68,638 (the “Atlantic Coast Transaction”) and the sale of part of Wealth Management business for $26,037 (the “Wealth Transaction”) as more fully described in Note 4 and the sale of the Company’s financial consulting business for $117,800 on June 27, 2025.

From March 26, 2025 to July 11, 2025, the Company completed five private exchange transactions with institutional investors pursuant to which approximately $115,800 of aggregate principal amount of the Company’s 5.50% Senior Notes due March 2026, approximately $2,100 aggregate principal amount of 6.50% Senior Notes due September 2026, approximately $146,400 aggregate principal amount of the Company’s 5.00% Senior Notes due December 2026, approximately $51,100 aggregate principal amount of the Company’s 6.00% Senior Notes due January 2028, and approximately $39,500 aggregate principal amount of the Company’s 5.25% Senior Notes due August 2028 (collectively, the “Exchanged Notes”) owned by the investors were exchanged for approximately $228,400 aggregate principal amount of newly-issued 8.00% Senior Secured Second Lien Notes due 2028 (the “New Notes”), whereupon the Exchanged Notes were cancelled.

After the completion of the Exchanged Notes described above, the Company has approximately $100,818 of 5.50% Senior Notes due March 31, 2026 as more fully described in Note 14 — Senior Notes Payable. The Company believes that the current cash and cash equivalents, securities and other investments owned, funds available under our credit facilities, cash expected to be generated from operating activities and proceeds received from the Atlantic Coast Transaction, the Wealth Management Transaction and the sale of the Company’s financial consulting business will be sufficient to meet our working capital and capital expenditure requirements for at least the next 12 months from issuance date of the accompanying financial statements.